Related parties	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Related parties
Note 31 – Related parties
Transactions between related parties are carried out for amounts, terms and average rates in accordance with normal market practices during the period, and under reciprocal conditions.
Transactions between companies and investment funds, included in consolidation (note 2.4a), have been eliminated and do not affect the consolidated statements.
The principal unconsolidated related parties are as follows:

•	Itaú Unibanco Participações S.A. (IUPAR), Companhia E.Johnston de Participações S.A. (shareholder of IUPAR) and ITAÚSA, direct and indirect shareholders of ITAÚ UNIBANCO HOLDING;

•	The non-financial subsidiaries and joint ventures of ITAÚSA, in particular Duratex S.A., Itaúsa Empreendimentos S.A. (1) and Alpargatas S.A.;

•	Investments in associates and joint ventures, the main ones being Porto Seguro Itaú Unibanco Participações S.A., BSF Holding S.A., IRB-Brasil Resseguros S.A. and XP Inc.;

•
Itaú Unibanco Foundation – Supplementary Pensions and FUNBEP – Multisponsored Pension Fund, closed- end supplementary pension entities, that administer retirement plans sponsored by ITAÚ UNIBANCO HOLDING, created exclusively for employees;

•
Foundations and Institutes maintained by donations from ITAÚ UNIBANCO HOLDING and by the proceeds generated by their assets, so that they can accomplish their objectives and to maintain their operational and administrative structure:

Itaú para Educação e Cultura Foundation
(2)
– promotes education, culture, social assistance, defense and guarantee of rights, and strengthening of civil society.
Itaú Cultural Institute
(3)
– promotes and disseminates Brazilian culture in the country and abroad.
Unibanco Institute
– supports projects focused on social assistance, particularly education, culture, promotion of integration into the labor market, and environmental protection, directly or as a supplement to civil institutions.
Unibanco de Cinema Institute
– promotes culture in general and provides access of
low-income
families to screenings of films, videos, video-laser discs etc, in theaters and movie clubs which it owns or manages including showings of popular movies, in particular Brazilian productions.
Itaú Viver Mais Association
– provides social services for the welfare of beneficiaries, on the terms defined in its Internal Regulations, and according to the funds available. These services may include the promotion of cultural, educational, sports, entertainment and healthcare activities.

•
Itaú Cubo Coworking Association
– a partner entity of ITAÚ UNIBANCO HOLDING its purpose is to encourage and promote the discussion and development of alternative and innovative technologies, business models and solutions; the produce and disseminate the resulting technical and scientific knowledge; the attract and bring in new information technology talents that may be characterized as startups; and to research, develop and establish ecosystems for entrepreneur and startups.

(1)	Entity merged into Itaúsa Investimentos Itaú S.A..
(2)	New legal name of Itaú Social Foundation after merger of Itaú Cultural Institute.
(3)	Entity merged into Itaú para Educação e Cultura Foundation.
a) Transactions with related parties:

	ITAÚ UNIBANCO HOLDING
	Annual rate	Assets / (Liabilities)		Revenue / (Expenses)
		12/31/2019	12/31/2018	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Short-term Interbank investments		1,000	—	58	—	—
Other	4.4%	1,000	—	58	—	—
Loans		83	144	6	187	6
Alpargatas S.A.	2.35% to 6% / 2% + CDI	30	49	1	3	6
Other	113% CDI	53	95	5	184	—
Derivative financial instruments - assets and liabilities		99	—	0	(138)	—
Investment funds		99	—	0	—	—
Other		0	—	0	(138)	—
Deposits		0	(70)	(1)	(10)	(1)
Olĺmpia Promoção e Serviços S.A.		0	—	(1)	(1)	(1)
Other		0	(70)	0	(9)	—
Deposits received under securities repurchase agreements		(374)	(29)	(14)	(2)	(2)
Duratex S.A.	76% to 97.50% CDI	(43)	(19)	(2)	(1)	(1)
Other	75% to 96% CDI / 3.75%	(331)	(10)	(12)	(1)	(1)
Amounts receivable from (payable to) related companies / Revenues from banking services and general and administritative (expenses)		(151)	(126)	3	50	37
ConectCar Soluções de Mobilidade Eletrônica S.A.		(46)	(34)	7	4	3
Itaú Unibanco Foundation - Supplementary Pensions		(93)	(98)	43	51	37
Itaúsa Investimentos Itaú S.A.		1	—	(28)	6	5
Olĺmpia Promoção e Serviços S.A.		(5)	(3)	(31)	(25)	(18)
Other		(8)	9	12	14	10
Rent revenues (expenses)		0	—	(39)	(46)	(34)
FUNBEP - Multisponsored Association		0	—	(6)	(7)	—
Itaú Unibanco Foundation - Supplementary Pensions		0	—	(32)	(36)	(27)
Other		0	—	(1)	(3)	(7)
Donation expenses		0	—	(35)	(95)	(93)
Itaú para Educação e Cultura Foundation		0	—	(35)	(95)	(93)
Sponsorship expenses		29	—	(15)	(32)	(32)
Itaú Cubo Coworking Association		29	—	(14)	(31)	(31)
Itaú Viver Mais Association		0	—	(1)	(1)	(1)
Operations with Key Management Personnel of ITAÚ UNIBANCO HOLDING, present the amounts of Assets R$ 48 and Revenues R$ 7; and Liabilities R$ (5,757) and Expenses R$ (35) (R$ 31, R$ 2, R$ (4,391), R$ (16) from 01/01 to 12/31/2018, respectively).
b) Compensation and Benefits of Key Management Personnel
Compensation and benefits attributed to Managers Members, members of the Audit Committee and the Board of Directors    of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Fees	(499)	(481)	(426)
Profit sharing	(363)	(258)	(244)
Post-employment benefits	(6)	(9)	(9)
Share-based payment plan	(224)	(212)	(220)

Total	(1,092)	(960)	(899)

Total amounts related to stock-based compensation plans, personnel expenses and post-employment benefits is detailed in Notes 20, 23 and 26, respectively.